Stock-Based Compensation - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant, outstanding (in shares)	0	0	0	0
Shares available for grant, increase in share reserve for issuance (in shares)		(6,500,000)	(14,000,000)
Stock Options Outstanding
Beginning balance (in shares)	122,000,000	128,500,000	142,500,000
Options forfeited and cancelled (in shares)	0	(6,500,000)	(14,000,000)
Ending balance (in shares)	122,000,000	122,000,000	128,500,000	142,500,000
Options outstanding, exercisable at end of period (in shares)	117,816,000	115,972,000
Weighted- Average Exercise Price
Weighted average exercise price, outstanding (in dollars per share)	$ 18.94	$ 18.94	$ 18.94	$ 18.94
Weighted average exercise price, options forfeited and cancelled (in dollars per share)		18.94	$ 18.94
Weighted average exercise price, options exercisable (in dollars per share)	$ 18.94	$ 18.94
Weighted average remaining contractual life (years)	6 years 3 months 25 days	6 years 6 months 25 days	7 years 6 months 29 days	8 years 6 months 25 days
Weighted average remaining contractual life (years), options exercisable	6 years 3 months 21 days	6 years 6 months 21 days
Aggregate intrinsic value	$ 174,739	$ 80,565	$ 9,754	$ 5,794
Aggregate intrinsic value, options exercisable	$ 168,747	$ 76,584
Class A common stock | 2017 Stock Incentive Plan
Weighted- Average Exercise Price
Weighted average exercise price, options exercisable (in dollars per share)	$ 18.94	$ 18.94
Class B common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant, outstanding (in shares)	3,014,526	1,308,167	9,366,357	3,315,972
Shares available for grant, increase in share reserve for issuance (in shares)		650,000	1,400,000
Stock Options Outstanding
Beginning balance (in shares)	13,915,604	5,312,843	2,434,028
Options granted (in shares)	(194,706)	(9,245,190)	(3,247,815)
Options forfeited and cancelled (in shares)	(1,901,065)	(537,000)	(369,000)
Options exercised (in shares)	(499,220)	(105,429)
Ending balance (in shares)	11,710,025	13,915,604	5,312,843	2,434,028
Options outstanding, exercisable at end of period (in shares)	5,552,271	5,615,734
Weighted- Average Exercise Price
Weighted average exercise price, outstanding (in dollars per share)	$ 1.06	$ 1.09	$ 0.65	$ 0.20
Weighted average exercise price, options granted (in dollars per share)	2.36	1.32	0.95
Weighted average exercise price, options forfeited and cancelled (in dollars per share)	1.45	0.86	$ 0.23
Weighted average exercise price, options exercised (in dollars per share)	0.95	0.95
Weighted average exercise price, options exercisable (in dollars per share)	$ 0.80	$ 0.74
Weighted average remaining contractual life (years)	8 years 7 months 6 days	8 years 10 months 28 days	9 years 1 month 2 days	9 years 3 months 7 days
Weighted average remaining contractual life (years), options exercisable	8 years 2 months 4 days	8 years 5 months 1 day
Aggregate intrinsic value	$ 157,455	$ 79,334	$ 1,562	$ 969
Aggregate intrinsic value, options exercisable	$ 76,135	$ 34,005
Class B common stock | 2017 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant, increase in share reserve for issuance (in shares)			7,529,200